As filed with the Securities and Exchange Commission on October 13, 2023

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 185	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 187	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 14, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – International Quality ESG Fund, Class I shares and Class K shares.

Explanatory Note

This Post-Effective Amendment No. 185 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 187 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 14, 2023, the effectiveness of the Registration Statement with respect to the Class I shares and Class K shares of the International Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 166 on April 8, 2022, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on June 22, 2022. Post-Effective Amendment No. 167 was filed on June 21, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to July 22, 2022. Post-Effective Amendment No. 168 was filed on July 21, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to August 21, 2022. Post-Effective Amendment No. 170 was filed on August 19, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to September 20, 2022. Post-Effective Amendment No. 171 was filed on September 19, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to October 20, 2022. Post-Effective Amendment No. 172 was filed on October 20, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to November 19, 2022. Post-Effective Amendment No. 173 was filed on November 18, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to December 19, 2022. Post-Effective Amendment No. 174 was filed on December 16, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to January 18, 2023. Post-Effective Amendment No. 175 was filed on January 17, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to February 17, 2023. Post-Effective Amendment No. 176 was filed on February 16, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to March 19, 2023. Post-Effective Amendment No. 177 was filed on March 17, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to April 18, 2023. Post-Effective Amendment No. 178 was filed on April 17, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to May 18, 2023. Post-Effective Amendment No. 179 was filed on May 17, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to June 17, 2023. Post-Effective Amendment No. 180 was filed on June 16, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to July 17, 2023. Post-Effective Amendment No. 181 was filed on July 14, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to August 16, 2023. Post-Effective Amendment No. 183 was filed on August 15, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to September 15, 2023. Post-Effective Amendment No. 184 was filed on September 14, 2023 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to October 15, 2023.

This Post-Effective Amendment No.  185 incorporates by reference the information for the Fund contained in Parts A and B of Post-Effective Amendment No.  166 and Part C of Post-Effective Amendment No. 182.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 185 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 185 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 13th day of October, 2023.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 185 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing	President (Principal Executive Officer)	October 13, 2023
Peter K. Ewing

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 13, 2023
Randal E. Rein

* Therese M. Bobek Therese M. Bobek	Trustee	October 13, 2023

* Mark G. Doll Mark G. Doll	Trustee	October 13, 2023

* Thomas A. Kloet Thomas A. Kloet	Trustee	October 13, 2023

* David R. Martin David R. Martin	Trustee	October 13, 2023

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	October 13, 2023

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	October 13, 2023

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	October 13, 2023

* Darek Wojnar Darek Wojnar	Trustee	October 13, 2023

/s/ Peter K. Ewing
* By Peter K. Ewing Attorney-In-Fact